Other liabilities and provisions (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Employee bonus	€ 316	€ 334
Accruals for vacation and overtime	285	124
Accruals for commissions	236	236
Liabilities from payroll	200	237
Accrual for warranty	150	228
Accruals for management compensation	146
Accruals for compensation of supervisory board	135	180
Liabilities from VAT	68	27
Accruals for licenses	37	68
Accruals for education and training	18	41
Others	83	108
Total	€ 1,674	€ 1,583